Goodwill and other intangible assets - Customer Relationship Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Net carrying amount	$ 39,066	$ 42,289
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Cost	100,529	100,529
Accumulated amortization	(61,463)	(58,240)
Net carrying amount	39,066	42,289
Bermuda | Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Cost	29,785	29,785
Accumulated amortization	(9,748)	(7,762)
Net carrying amount	20,037	22,023
Cayman | Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Cost	12,324	12,324
Accumulated amortization	(3,557)	(2,782)
Net carrying amount	8,767	9,542
Guernsey | Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Cost	58,420	58,420
Accumulated amortization	(48,158)	(47,696)
Net carrying amount	$ 10,262	$ 10,724